Capital adequacy - Capital adequacy (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Capital adequacy
Common Equity Tier 1 capital ratio	20.60%	20.10%
Tier 1 capital ratio	20.60%	20.10%
Total capital ratio	20.60%	20.10%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which minimum Common Equity Tier 1 requirement	4.50%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which capital conservation buffer	2.50%
Minimum requirement of Common Equity Tier 1 capital	4.50%
Minimum requirement of Tier 1 capital	6.00%
Minimum requirement of total Own Funds	8.00%
Parent Company
Capital adequacy
Common Equity Tier 1 capital ratio	20.60%	20.10%
Tier 1 capital ratio	20.60%	20.10%
Total capital ratio	20.60%	20.10%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers	kr 7,890	kr 7,380
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which minimum Common Equity Tier 1 requirement	3,990	3,917
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which capital conservation buffer	2,216	2,176
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which countercyclical buffer	1,684	1,287
Common Equity Tier 1 capital available as a buffer	kr 11,171	kr 10,534
Institution specific Common Equity Tier 1 capital requirement incl. of buffers	8.90%	8.50%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which minimum Common Equity Tier 1 requirement	4.50%	4.50%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which capital conservation buffer	2.50%	2.50%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which countercyclical buffer	1.90%	1.50%
Common Equity Tier 1 capital available as a buffer	12.60%	12.10%
Minimum requirement of Common Equity Tier 1 capital	4.50%	4.50%
Addition to minimum Common Equity Tier 1 capital ratio to calculate capital available as a buffer	3.50%